4. Adoption of new standards, amendments to and interpretations (Details 1)	12 Months Ended
Dec. 31, 2019
New/Amended Standard 2
Statement Line Items [Line Items]
Changes to IFRS and new interpretations of mandatory application starting at the current year	IFRS 16 – Leases. IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to recognise most leases on the balance sheet. Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 does not have an impact for leases where the Group is the lessor.
New/Amended Standard 3
Statement Line Items [Line Items]
Changes to IFRS and new interpretations of mandatory application starting at the current year	IFRIC 23 - Uncertainty over Income Tax treatment. The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 Income Taxes. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.